Acquisitions and divestitures - Heads of Agreement (Details) - Mitsui & Co., Ltd - Heads of Agreement - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2020	Jan. 31, 2021	Dec. 31, 2020
Nacala Corridor
Disclosure of non-adjusting events after reporting period [line items]
Outstanding balance of project finance	$ 2,500		$ 2,500
Vale Mocambique
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest sold		15.00%
Nacala Logistics Corridor
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest sold		50.00%